SHARE-BASED COMPENSATION (Details 5)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of revenues USD ($)	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2010 Cost of revenues CNY	Dec. 31, 2012 Sales and marketing expenses USD ($)	Dec. 31, 2012 Sales and marketing expenses CNY	Dec. 31, 2011 Sales and marketing expenses CNY	Dec. 31, 2010 Sales and marketing expenses CNY	Dec. 31, 2012 General and administration expenses USD ($)	Dec. 31, 2012 General and administration expenses CNY	Dec. 31, 2011 General and administration expenses CNY	Dec. 31, 2010 General and administration expenses CNY	Dec. 31, 2012 Research and development expenses USD ($)	Dec. 31, 2012 Research and development expenses CNY	Dec. 31, 2011 Research and development expenses CNY	Dec. 31, 2010 Research and development expenses CNY
Share-based compensation
Total compensation expense	$ 2,583,000	16,088,000	26,956,000	72,162,000	$ 465,000	2,896,000	4,047,000	11,353,000	$ 1,110,000	6,917,000	9,669,000	27,122,000	$ 517,000	3,219,000	8,968,000	21,703,000	$ 491,000	3,056,000	4,272,000	11,984,000